Net Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Participating Securities Excluded From the Computation of Diluted Net Loss Per Share
The following participating securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted basis):

	As of March 31,
	2021	2020
Outstanding stock options	22,067,610	19,886,677
Outstanding Class B common stock warrants	138,209	—
Restricted stock units	96,426	—
Convertible preferred stock	—	65,928,261
Outstanding convertible preferred stock warrants	—	170,975
Total	22,302,245	85,985,913

The following participating securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted basis):

	December 31,
	2018	2019	2020
Convertible preferred stock	53,378,409	65,928,261	65,970,938
Outstanding stock options	13,636,653	17,984,575	22,774,949
Outstanding convertible preferred stock warrants	107,058	170,975	148,994
Total	67,122,120	84,083,811	88,894,881

Schedule of Earnings Per Share
The following table sets forth the computation of the Company’s unaudited pro forma basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data) assuming the automatic conversion of the convertible preferred stock into common stock and convertible preferred stock warrants into common stock warrants upon consummation of an IPO as if such an event had occurred as of the beginning of the respective period, or the issuance date of the redeemable convertible preferred stock or the convertible preferred stock, if later.

Year Ended December 31, 2020
(unaudited)
Numerator:
Net loss per share attributable to common stockholders	$(47,877)
Adjust: change in fair value of convertible preferred stock warrant liability	201
Pro forma net loss	$(47,676)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	11,565,443
Adjust: conversion of convertible preferred stock	65,944,657
Weighted-average shares used in computing pro forma net loss per share, basic and diluted	77,510,100
Pro forma net loss per share, basic and diluted	$(0.62)